Expense Example - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Expense Example:
1 year	$ 253
3 years	474
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Expense Example:
1 year	474
3 years	630
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Expense Example:
1 year	37
3 years	123
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Expense Example:
1 year	46
3 years	154
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Expense Example:
1 year	474
3 years	$ 630